CONTINGENT CONSIDERATION	6 Months Ended
Jun. 30, 2022
CONTINGENT CONSIDERATION
CONTINGENT CONSIDERATION

NOTE 14 – CONTINGENT CONSIDERATION

On February 1, 2022, the Company entered into a stock purchase agreement with Wanwang Investment Limited (“Wanwang”), a company incorporated in the BVI, Xiaoshi Huang and Thrive Shine Limited, a company incorporated in the BVI (together with Xiaoshi Huang, the “Sellers”) to acquire all of the equity interests in Wanwang from the Sellers for a consideration of $60 million. The stock purchase agreement was amended on February 16, 2022 to update the payment method and the transaction was closed on August 31, 2022. As of June 30, 2022, a consideration of $40.6 million was paid and the remaining $19.4 million consideration is contingent on the Sellers meeting the following conditions: (i) to ensure the quality of teaching for Fuzhou Melbourne Polytechnic (“FMP”) and Strait College of Minjiang University (“Strait College”); (ii) either total income or net profit equals or exceeds 20% of total income or net profit of 2021 of FMP and Strait College; and (iii) to ensure management and personnel stability.